Long-Term Debt -Summary of Disclosure Details Of Allocation Of Gross Proceeds From Subordinated Debt Shares Warrants And Derivatives (Details) - USD ($)		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020
Disclosure Details Of Allocation Of Gross Proceeds From Subordinated Debt Shares Warrants and Derivatives [Line Items]
Equity equity related warrants and debt at fair value.	$ 336,430	$ 336,430
Stonepeak Shares		10,505,000	$ 0
Stonepeak Notes		21,500,000	$ 2,682,000
Stone Peak Magnet [Member]
Disclosure Details Of Allocation Of Gross Proceeds From Subordinated Debt Shares Warrants and Derivatives [Line Items]
Stonepeak Notes	292,860	292,860
Stonepeak Shares	10,430	10,430
Stonepeak Warrants	$ 33,140	$ 33,140
Stonepeak Notes	87.00%	87.00%
Stonepeak Shares	3.10%	3.10%
Stonepeak Warrants	9.90%	9.90%
Equity equity related warrants and debt fair value percentage.	100.00%	100.00%
Stonepeak Notes	$ 305,047
Stonepeak Shares		$ 10,864
Stonepeak Warrants		34,519
Proceeds from the issuance of debt and equity.		$ 350,430
Stonepeak Notes	12,579
Stonepeak Shares	448
Stonepeak Warrants	1,423
Payment of Financing and Stock Issuance Costs	14,450
Stonepeak Notes	292,468
Stonepeak Shares	10,416
Stonepeak Warrants	33,096
Proceeds from equity debt equity related warrants and embedded derivatives net before adjusting prepaid transaction costs.	335,980
Stonepeak Notes	(5,804)
Embedded Derivative	5,804
Embedded derivative net adjustment.	0
Stonepeak Notes	6,377
Stonepeak Shares	0
Stonepeak Warrants	0
Allocation of stock warrants and subordinated debt costs to prepaid transaction costs.	6,377
Stonepeak Notes	293,041
Stonepeak Shares	10,416
Stonepeak Warrants	33,096
Embedded Derivative	5,804
Proceeds from subordinated debt shares warrants and embedded derivatives after adjustment of prepaid transaction costs	$ 342,357